UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Statement of Investments
December 31, 2004 (Unaudited)
	Prinicipal
Bonds and Notes - 127.1%	Amount		Value ($)
Advertising - .4%
RH Donnelley Financial,
Sr. Notes, 8.875%, 2010	660,000	a,b	739,200
Sr. Sub. Notes, 10.875%, 2012	551,000	a,b	657,067
			1,396,267
Aerospace & Defense - .9%
Argo-Tech,
Sr. Notes, 9.25%, 2011	1,182,000	b	1,303,155
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,427,000	b	1,498,350
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	438,000	a	459,900
			3,261,405
Agricultural - .2%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	685,000		774,050
Airlines - 2.0%
AMR,
Debs., 9.75%, 2021	2,400,000	b	1,752,000
Delta Airlines,
Pass-Through Ctfs.,
Ser. 2001-1, Cl. B, 7.711%, 2013	1,317,000		1,013,250
Northwest Airlines,
Pass-Through Ctfs., Ser. 1996-1, 7.67%	1,647,442	b	1,433,118
Sr. Notes, 10%, 2009	2,403,000	b	2,036,543
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997	720,274	c	614,650
			6,849,561
Asset-Backed - Other - .3%
Aircraft Finance Trust,
Asset-Backed Notes,
Ser. 1999-1A, Cl. D, 11%, 2024	6,395,441	a,b	1,141,781
Auto Manufactering - .4%
Navistar International,
Sr. Notes, 7.5%, 2011	1,292,000	b	1,392,130
Automotive, Trucks & Parts - 2.2%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	2,959,000	b	2,944,205
Collins & Aikman Products:
Sr. Notes, 10.75%, 2011	2,216,000	b	2,271,400
Sr. Sub. Notes, 12.875%, 2012	1,765,000	a	1,533,343
HLI Operating,
Sr. Notes, 10.5%, 2010	278,000	b	299,545
United Components,
Sr. Sub. Notes, 9.375%, 2013	675,000	b	735,750
			7,784,243
Building & Construction - 2.3%
Asia Aluminum,
Secured Notes, 8%, 2011	355,000	a	360,325
Atrium Cos.,

Sr. Sub. Notes, Ser. B, 10.5%, 2009	986,000	b	1,042,695
Goodman Global,
Sr. Sub. Notes, 7.875%, 2012	438,000	a	435,810
Owens Corning,
Debs., 7.5%, 2018	2,826,000	d	2,324,385
THL Buildco,
Sr. Sub. Notes, 8.5%, 2014	1,319,000	a	1,384,950
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	2,370,000	b	2,642,550
			8,190,715
Chemicals - 9.9%
Aqua Chemical,
Sr. Sub. Notes, 11.25%, 2008	2,000,000	b	1,610,000
Crompton,
Sr. Notes, 9.875%, 2012	3,068,000	a	3,528,200
HMP Equity,
Sr. Discount Notes, 0%, 2008	1,941,000		1,293,191
Huntsman,
Sr. Secured Notes, 11.625%, 2010	1,399,000	b	1,661,313
Huntsman ICI Chemicals:
Sr. Notes, 9.875%, 2009	438,000		482,895
Sr. Sub. Notes, 10.125%, 2009	5,764,000	b	6,095,430
Nalco,
Sr. Sub. Notes, 8.875%, 2013	4,508,000	b	4,970,070
OM Group,
Sr. Sub. Notes, 9.25%, 2011	4,128,000	b	4,416,960
Resolution Performance Products/Capital,
Sr. Secured Notes, 8%, 2009	692,000		747,360
Rhodia:
Sr. Notes, 7.625%, 2010	3,183,000	b	3,206,873
Sr. Notes, 10.25%, 2010	4,454,000	b	5,033,020
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	1,380,000	b	1,593,900
			34,639,212
Commercial Services - 1.3%
Alliance Laundry Systems,
Sr. Sub. Notes, Ser. B, 9.625%, 2008	2,000,000	b	2,060,000
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	888,000	b	1,043,400
United Rentals North America,
Sr. Sub. Notes, 7.75%, 2013	1,571,000		1,547,435
			4,650,835
Consumer Products - 1.6%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	1,290,000		1,328,700
Amscan,
Sr. Sub. Notes, 8.75%, 2014	1,669,000	b	1,677,345
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	2,264,000	b	2,428,140
			5,434,185
Diversified Financial Service - 3.0%
Air 2 US,
Enhanced Equipment Notes, Ser. D, 12.	9,640,958	a,d,e	1
BCP Caylux Holdings Luxembourg SCA,

Sr. Sub. Notes, 9.625%, 2014	3,000,000	a,b	3,397,500
FINOVA,
Notes, 7.5%, 2009	2,914,160	b	1,442,510
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014	560,000	a	581,000
Stena AB,
Sr. Notes, 7.5%, 2013	1,170,000		1,231,425
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 11.625%	3,503,000	b	3,809,512
			10,461,948
Electric Utilities - 11.0%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007	2,965,999	a,b	3,377,389
Allegheny Energy Supply:
Bonds, 8.25%, 2012	6,929,000	a,b	7,777,802
Notes, 7.8%, 2011	840,000		919,800
CMS Energy,
Sr. Notes, 9.875%, 2007	2,442,000	b	2,741,145
Calpine:
Secured Notes, 8.5%, 2010	7,021,000	a,b	6,055,613
Secured Notes, 8.75%, 2013	2,963,000	a,b	2,459,290
Secured Notes, 9.875%, 2011	903,000	a,b	794,640
Calpine Generating:
Secured Notes, 8.03%, 2010	961,000	b,c	944,183
Secured Notes, 11.16875%, 2011	216,000	b,c	212,220
Mirant,
Sr. Notes, 7.4%, 2004	1,558,000	a,d	1,152,920
Nevada Power:
Mortgage, Bonds Ser. A, 8.25%, 2011	1,091,000		1,258,741
Mortgage Note, 6.50%, 2012	478,000	b	507,875
Notes, Ser. E, 10.875%, 2009	977,000		1,133,320
Reliant Energy:
Sr. Secured, Notes, 9.25%, 2010	4,913,000	b	5,502,560
Sr. Secured Notes, 9.5%, 2013	1,480,000		1,689,050
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	1,932,000	b	2,192,820
			38,719,368
Electrical & Electronics - 1.8%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	1,950,000	b	2,145,000
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	2,322,000	b	2,647,080
Imax,
Sr. Notes, 9.625%, 2010	919,000	b	1,006,305
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	465,000		518,475
			6,316,860
Entertainment - 1.8%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	1,501,000	b	1,681,120
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	2,579,000	b	2,611,237
Intrawest,
Sr. Notes, 7.5%, 2013	133,000		142,144
Six Flags,

Sr. Notes, 9.625%, 2014	1,920,000	b	1,939,200
			6,373,701
Environmental Control - 5.3%
Allied Waste North America:
Sr. Notes, Ser. B, 8.5%, 2008	2,724,000		2,901,060
Sr. Notes, Ser. B, 8.875%, 2008	6,285,000		6,756,375
Sr. Notes, Ser. B, 9.25%, 2012	1,823,000		1,982,513
Sr. Secured, Ser. B, 6.375%, 2011	4,186,000	b	4,070,885
Geo Sub,
Sr. Notes, 11%, 2012	840,000	b	848,400
IMCO Recycling Escrow,
Sr. Notes, 9%, 2014	223,000	a	233,035
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	896,000	b	981,120
Waste Services,
Sr. Sub. Notes, 9.5%, 2014	985,000	a	985,000
			18,758,388
Food & Beverages - 3.5%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	225,000	b	235,406
Corn Products International:
Sr. Notes, 8.25%, 2007	863,000		950,027
Sr. Notes, 8.45%, 2009	863,000		1,002,024
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,879,000	b	2,113,875
Dole Food:
Secured Debs., 8.75%, 2013	665,000	b	746,462
Sr. Notes, 8.625%, 2009	919,000	b	1,004,008
Sr. Notes, 8.875%, 2011	1,333,000	b	1,456,303
Land O'Lakes,
Sr. Notes, 8.75%, 2011	3,822,000	b	3,822,000
National Beef Packing,
Sr. Notes, 10.5%, 2011	904,000	b	953,720
			12,283,825
Gaming & Lodging - 6.9%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	2,548,000	b	2,993,900
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	878,000		972,385
Kerzner International,
Sr. Sub. Notes, 8.875%, 2011	1,311,000	b	1,438,823
MGM Mirage,
Sr. Notes, 8.5%, 2010	2,858,000	b	3,265,265
Mandalay Resort,
Sr. Notes, 6.5%, 2009	1,825,000	b	1,934,500
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes, 6.375%, 2009	1,800,000	b	1,858,500
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010	1,140,000	b	1,289,625
Sr. Sub. Notes, 8.875%, 2008	1,848,000	b	2,097,480
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	4,752,000	b	5,607,360
Turning Stone Casino Resort Enterprise,
Sr. Notes, 9.125%, 2010	1,290,000	a,b	1,402,875

Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	1,331,000	a	1,324,345
			24,185,058
Health Care - 6.1%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	860,000	a	926,650
Extendicare Health Services,
Sr. Sub. Notes, 9.5%, 2010	791,000	b	889,875
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	2,704,000	b	2,805,400
Healthsouth:
Sr. Notes, 6.875%, 2005	920,000		930,350
Sr. Notes, 7%, 2008	2,801,000	b	2,857,020
Province Health Care,
Sr. Sub. Notes, 7.5%, 2013	2,034,000	b	2,288,250
Tenet HealthCare:
Notes, 7.375%, 2013	3,883,000	b	3,785,925
Sr. Notes, 9.875%, 2014	3,463,000	a	3,791,985
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	2,918,000		2,998,245
			21,273,700
Machinery - 1.7%
Case New Holland:
Sr. Notes, 6%, 2009	840,000	a, b	823,200
Sr. Notes, 9.25%, 2011	2,245,000	a, b	2,508,788
Terex,
Sr. Sub. Notes, Ser. B, 10.375%, 2011	2,250,000	b	2,531,250
			5,863,238
Manufacturing - 3.2%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	3,321,000	b	3,470,445
JB Poindexter & Co.,
Sr. Notes, 8.75%, 2014	2,259,000	a,b	2,411,482
Key Components,
Sr. Notes, 10.5%, 2008	2,567,000	b	2,676,098
MAAX,
Sr. Sub. Notes, 9.75%, 2012	430,000	a	456,875
Polypore:
Sr. Discount Note, 0/10.50%, 2012	2,003,000	a,f	1,291,935
Sr. Sub. Note, 8.75% 2012	1,044,000	b	1,096,200
			11,403,035
Media - 15.6%
Adelphia Communications,
Sr. Note, Ser. B, 7.75%, 2009	1,550,000	d	1,457,000
CSC Holdings,
Sr. Notes, 6.75%, 2012	2,855,000	a, b	2,954,925
Charter Communications Holdings/Capital:
Sr. Discount Notes, 0/11.75%, 2011	5,465,000	b,f	4,044,100
Sr. Notes, 8.75%, 2013	4,546,000	b	4,716,475
Sr. Notes, 10%, 2011	3,193,000	b	2,745,980
Sr. Notes, 10.25%, 2010	3,693,000	b	3,933,045
Sr. Notes, 10.75%, 2009	5,057,000	b	4,627,155
Dex Media East Finance:
Sr. Sub. Notes, 9.875%, 2009	178,000		203,588

Sr. Sub. Notes, Ser. B, 12.125%, 2012	2,060,000	b	2,520,925
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	4,165,000	b	4,820,988
Granite Broadcasting,
Sr. Secured Notes, 9.75%, 2010	1,843,000	b	1,769,280
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	450,000	b	506,250
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,268,000	a	1,464,540
LBI Media,
Sr. Discount Notes, 0/11%, 2013	1,392,000	b,f	1,030,080
Lodgenet Entertainment,
Sr. Sub. Deb., 9.5%, 2013	419,000	b	465,090
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	2,245,000	b,f	1,784,775
Sr. Sub. Notes, 7%, 2014	2,993,000	b	2,978,035
Pegasus Communications,
Sr. Notes, Ser. B, 12.5%, 2007	2,898,000	d	1,876,455
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	2,121,000		2,338,402
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	5,427,000	b	5,711,917
Young Broadcasting:
Sr. Sub. Notes, 8.75%, 2014	2,176,000		2,203,200
Sr. Sub. Notes, 10%, 2011	435,000		466,537
			54,618,742
Mining & Metals - 2.6%
AK Steel:
Sr. Notes, 7.75%, 2012	3,191,000	b	3,302,685
Sr. Notes, 7.875%, 2009	915,000	b	936,731
CSN Islands VIII,
Sr. Notes, 10%, 2015	1,315,000	a	1,418,556
Consol Energy,
Notes, 7.875%, 2012	3,182,000	b	3,579,750
			9,237,722
Oil & Gas - 7.5%
Coastal:
Notes, 7.625%, 2008	3,893,000	b	4,087,650
Notes, 7.75%, 2010	3,942,000	b	4,139,100
Sr. Deb., 6.5%, 2008	862,000	b	877,085
El Paso Production,
Sr. Notes, 7.75%, 2013	2,321,000	b	2,442,852
Hanover Compressor:
Sr. Notes, 9%, 2014	1,263,000	b	1,411,403
Sr. Sub. Notes, 8.625%, 2010	921,000	b	1,010,798
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	3,912,000	b	4,264,080
McMoRan Exploration:
Sr. Notes, 5.25%, 2011	891,000	a	1,264,106
Sr. Notes, 6%, 2008	4,497,000	a,b	6,818,576
			26,315,650
Packaging & Containers - 3.2%
Jefferson Smurfit,
Sr. Note, 8.25%, 2012	876,000		959,220

Owens-Brockway:
Sr. Notes, 6.75%, 2014	445,000	a	451,675
Sr. Notes, 8.25%, 2013	450,000	b	497,250
Sr. Secured Notes, 7.75%, 2011	900,000	b	978,750
Sr. Secured Notes, 8.75%, 2012	133,000		150,622
Sr. Secured Notes, 8.875%, 2009	1,000,000	b	1,091,250
Pliant:
Sr. Secured Discount Notes, 0/11.125%	1,437,000	b,f	1,334,614
Sr. Secured Notes, 11.125%, 2009	443,000	b	485,085
Sr. Sub. Notes, 13%, 2010	900,000	b	882,000
Stone Container:
Sr. Notes, 8.375%, 2012	662,000	b	724,890
Sr. Notes, 9.75%, 2011	2,525,000	b	2,777,500
Tekni-Plex,
Secured Notes, 8.75%, 2013	845,000	a	845,000
			11,177,856
Paper & Forest Products - 3.8%
Appleton Papers,
Sr. Sub Notes, 9.75%, 2014	1,289,000	b	1,430,790
Buckeye Technologies:
Sr. Notes, 8.5%, 2013	1,150,000	b	1,253,500
Sr. Sub Notes, 9.25%, 2008	1,000,000	b	1,005,000
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	1,772,000	b	1,935,910
Sr. Notes, 8.875%, 2010	3,051,000	b	3,565,856
Sr. Notes, 9.375%, 2013	3,454,000	b	4,041,180
			13,232,236
Pipelines - 4.5%
ANR Pipeline,
Notes, 8.875%, 2010	2,230,000	b	2,508,750
Dynegy:
Secured Notes, 9.875%, 2010	5,415,000	a,b	6,078,338
Secured Notes, 10.125%, 2013	3,550,000	a,b	4,082,500
Southern Natural Gas,
Notes, 8.875%, 2010	1,795,000	b	2,019,375
Williams Cos.,
Notes, 7.125%, 2011	1,000,000	b	1,097,500
			15,786,463
Retail - 1.7%
JC Penney,
Sr. Notes, 8%, 2010	1,472,000	b	1,689,120
Remington Arms,
Sr. Notes, 10.5%, 2011	335,000	b	324,950
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	1,035,000	b	1,099,688
Sr. Secured Notes, 12.5%, 2006	899,000		1,015,870
Saks,
Notes, 7.5%, 2010	876,000		937,320
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	966,000		975,660
			6,042,608
Structured Index - 4.3%
Dow Jones CDX NA,
Credit Linded Notes, Ser. 3-1, 7.75% 20	14,806,000	a,g	15,240,926

Technology - .5%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	1,163,000	b	1,372,340
MagnaChip Semiconductor Finance,
Sr. Sub. Notes, 8%, 2014	250,000	a	261,875
			1,634,215
Telecommunications - 14.3%
American Tower:
Sr. Notes, 7.125%, 2012	1,329,000	a,b	1,365,548
Sr. Notes, 9.375%, 2009	1,935,000		2,055,938
Sr. Sub. Notes, 7.25%, 2011	2,250,000	b	2,396,250
American Tower Escrow,
Discount Notes, 0%, 2008	450,000	b	338,625
Call-Net Enterprises,
Sr.Secured Notes, 10.625%, 2008	1,000,000	b	1,005,000
Crown Castle International:
Sr. Notes, 7.5%, 2013	2,321,000	b	2,506,680
Sr. Notes, 9.375%, 2011	2,695,000	b	3,031,875
Sr. Notes, 10.75%, 2011	1,000,000	b	1,090,000
Sr. Notes, Ser. B, 7.5%, 2013	2,133,000	b	2,303,640
Dobson Communications,
Sr. Notes, 8.875%, 2013	832,000	b	588,640
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	449,000	b	527,575
Innova S de RL,
Notes, 9.375%, 2013	1,814,000		2,072,495
MJD Communications,
Floating Rate Notes, Ser. B, 6.4875%, 2	4,930,000	b,c	4,880,700
Nextel Partners,
Sr. Notes, 12.5%, 2009	1,073,000	b	1,220,537
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	677,000	d	438,357
Qwest:
Bank Note, Ser. A, 6.5%, 2007	2,645,000	c	2,757,412
Bank Note, Ser. B, 6.95%, 2010	500,000	c	511,250
Qwest Services,
Sr. Secured Notes, 13%, 2007	4,803,000	a	5,511,442
Roger Wireless,
Sr. Secured Notes, 9.625%, 2011	1,000,000	b	1,177,500
SBA Telecommunications, stp
Sr. Discount Notes, 0/9.75%, 2011	6,205,000	b,f	5,258,738
Spectrasite,
Sr. Notes, 8.25%, 2010	1,763,000		1,890,818
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	1,330,000	a	1,499,575
US Unwired,
Sr. Secured Notes, Ser. B, 10%, 2012	2,172,000		2,459,790
Western Wireless,
Sr. Notes, 9.25%, 2013	3,026,000		3,305,904
			50,194,289
Textiles & Apparel - .8%
Dan River,
Sr. Notes, 12.75%, 2009	1,831,000	a, d	361,623
Levi Strauss & Co.,

Sr. Notes, 12.25%, 2012	2,166,000	b	2,420,505
			2,782,128
Transportation - 2.5%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,476,000	b	1,564,560
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	1,745,000	a, b	1,858,425
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	5,000,000		5,350,000
			8,772,985

Total Bonds and Notes			446,189,325
(Cost $433,875,295)

Preferred Stocks - 3.2%
Commercial Services - .8%
Kaiser Group Holdings,
Cum., $3.85	49,107		2,700,885
Diversified Financial Service - .2%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	6,650	a	558,600
Media - 2.2%
Paxson Communications,
Cum., $1,325	3		24,733
Cum. Conv., $975	843	a	4,633,856
Spanish Broadcasting System
Cum. Conv., Ser. B, $107.5	2,886		3,218,113
			7,876,702
Total Preferred Stocks
(Cost $ 12,405,838)			11,136,187

Common Stocks - .2%
Oil & Gas - 0.0%
Link Energy (Units)	444,013	h	39,961
Telecommunications - .2%
AboveNet	17,570	h	562,240
Neon Communications	158,722	e, h	436,485
Stellex Aerostructures	2,793	e, h	0
			998,725
Total Common Stock Investments
(Cost $ 6,828,827)			1,038,686

Other-.3%
Chemicals - 0.0%
Huntsman (warrants)	436	a,h	205,141
Mining And Metals - 0.0%
Kaiser Group Holdings (rights)	108,168	e, h	0
Telecommunication Equipment - .3%
AboveNet (warrants)	16,095	h	158,340
Loral Cyberstar (warrants)	6,980	h	70

Neon Communications (warrants)	158,722	e, h	0
			158,410

Total Other Investments
(Cost $ 330,548)		363,551

Other Investments - 7.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market fund	26,074,000 i	26,074,000
(cost $26,074,000)

Total Investment (Cost $479,514,508)	138.1%	484,801,749
Cash and Receivable (net)	-38.1%	(133,778,189)
Net Assets	100.0%	351,023,560

a	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Trustees. At Decmber 31, 2004, these securities amounted to
$108,868,128 or 31.0% of net assets.
b	Collateral for Revolving Credit and Security Agreement.
c	Variable rate security-interest rate subject to periodic change.
d	Non-income producing-security in default.
e	The value of these securities has been determined in good faith under the direcion of the Board of Trustees
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Security linked to a portfolio of debt securities.
h	Non-income producing security.
i	Investment in affiliated money market mutual funds

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)